Organization and Business Operations	12 Months Ended
Dec. 31, 2022
Allrites Holdings Pte Ltd And Subsidiaries [Member]
Organization and Business Operations

Note 1 — Organization and Business Operations

Allrites Holdings Pte Ltd., Allrites Management Pte Ltd., and Allrites Ltd (the “Company”) is a Company that provides Content-as-a-Service (CaaS) where content buyers can subscribe to buying content on a monthly basis. The Company’s CaaS model allows television content rights holders to monetize their content every day with guaranteed trusted buyers with a monthly or annual subscription model.